Annual Total Returns - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.66%)
Annual Return 2016	8.17%
Annual Return 2017	7.78%
Annual Return 2018	(2.62%)
Annual Return 2019	10.89%
Annual Return 2020	7.51%
Annual Return 2021	3.72%
Annual Return 2022	(11.33%)
Annual Return 2023	9.42%
Annual Return 2024	5.97%